STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

August 26, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust

(Registration Nos: 33-43846 and 811-00524)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 143 (“Amendment No. 143”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

Amendment No. 143 relates to Post-Effective Amendment No. 142 to the Fund's Registration Statement (“Amendment No. 142”), filed on July 29, 2008, and Post-Effective Amendment No. 140 to the Fund’s Registration Statement (“Amendment No. 140”) filed on May 15, 2008. Amendment No. 140 was filed to add a new series to the Fund—Dreyfus Premier Emerging Markets Debt Local Currency Fund (the “New Series”).  Amendment No. 142 was filed to delay the effective date of Amendment No. 140. Amendment No. 143 is marked to reflect changes from Amendment No. 140.

Amendment No. 143 is being filed in order to seek an accelerated effectiveness date of the post-effective amendments to the Fund’s Registration Statement relating to the New Series to September 5, 2008, to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, an opinion of counsel to the Fund, a revised 18f-3 plan and a revised Rule 12b-1 plan, and to make certain other revisions. The Fund’s Tandy certification was filed with Amendment No. 142. The acceleration requests of the Fund and the Fund’s principal underwriter are filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc: David Stephens

The Dreyfus/Laurel Funds Trust

200 Park Avenue

New York, New York 10166

August 26, 2008

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust
(Registration Nos: 33-43846 and 811-00524)

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Post-Effective Amendment No. 140, Post-Effective Amendment No. 142 and Post-Effective Amendment No. 143 to the above-referenced Registration Statement be accelerated so that they will become effective on September 5, 2008 at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

THE DREYFUS/LAUREL FUNDS TRUST

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President

DREYFUS SERVICE CORPORATION

200 Park Avenue

New York, New York 10166

August 26, 2008

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust
(Registration Nos: 33-43846 and 811-00524)

Ladies and Gentlemen:

As principal underwriter of the above-referenced investment company (the “Fund”), we hereby join the Fund in requesting that the effective date for Post-Effective Amendment No. 140, Post-Effective Amendment No. 142 and Post-Effective Amendment No. 143 to the above-referenced Registration Statement be accelerated so that they will become effective on September 5, 2008 at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS SERVICE CORPORATION

By:	/s/James Bitetto
James Bitetto
Assistant Secretary